Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 12, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 26, 2022	Mar. 27, 2021	Dec. 31, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019	Mar. 31, 2022	Dec. 31, 2020
Unrecognized tax benefits							$ 0
Unrecognized tax benefits, accrued interest and penalties							0
Accretion of Class A ordinary shares subject to redemption				$ (17,455,524)	$ (23,589,000)	$ 191,000
Foreign currency transaction losses								$ 100,000	$ 100,000	$ 100,000
Allowances for doubtful accounts								0	0	0
Purchase of Property and equipment per unit								2,000
Impairment losses								0	0	0
Allowance for future sales returns								$ 0	$ 0	$ 0
Revenue Benchmark [Member] | Top First Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								67.00%	45.00%	59.00%
Revenue Benchmark [Member] | Top Second Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								28.00%	43.00%	21.00%
Revenue Benchmark [Member] | Two Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								95.00%	87.00%	80.00%
Accounts Receivable [Member] | Top First Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								97.00%	14.00%
Accounts Receivable [Member] | Top Second Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								1.00%	44.00%
Accounts Receivable [Member] | Top Third Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								1.00%	26.00%
Accounts Receivable [Member] | Top Fourth Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								1.00%	16.00%
Accounts Receivable [Member] | Four Customers [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								100.00%	100.00%
SVF INVESTMENT CORP. 3 [Member]
Cash equivalents							0				$ 0	$ 0
Federal depository insurance coverage							250,000				250,000
Investment in trading securities maturity period		185 days
Unrecognized tax benefits							0				0
Unrecognized tax benefits, accrued interest and penalties							0				$ 0
Accretion of Class A ordinary shares subject to redemption	$ 17,455,524,000
Walmart Inc [Member]
Percentage of outstanding units vested during the period			6.50%
Warrants outstanding units vested during the period			$ 446,741
Warrants outstanding units during the period			$ 267,281
Percentage of outstanding units may vest during the period			3.50%
Class of warrants or rights exercise price per share			$ 389.03
Additional Paid-in Capital [Member]
Accretion of Class A ordinary shares subject to redemption				(10,407,979)
Additional Paid-in Capital [Member] | SVF INVESTMENT CORP. 3 [Member]
Accretion of Class A ordinary shares subject to redemption							10,407,979
Retained Earnings [Member]
Accretion of Class A ordinary shares subject to redemption				$ (7,047,545)	$ (23,589,000)	$ 191,000
Retained Earnings [Member] | SVF INVESTMENT CORP. 3 [Member]
Accretion of Class A ordinary shares subject to redemption							$ 7,047,545
Common Class B [Member] | SVF INVESTMENT CORP. 3 [Member]
Common shares subject to forfeiture							1,000,000
Common Class B [Member] | Over-Allotment Option [Member] | SVF INVESTMENT CORP. 3 [Member]
Common shares subject to forfeiture							1,000,000
Common Class A [Member] | SVF INVESTMENT CORP. 3 [Member]
Class A Common stock,subject to possible redemption, shares							32,000,000				32,000,000	0
Common Class A [Member] | Walmart Inc [Member]
Warrant issued			$ 714,022
Class A ordinary shares subject to possible redemption | SVF INVESTMENT CORP. 3 [Member]
Class A Common stock,subject to possible redemption, shares							32,000,000				32,000,000